CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		75 Months Ended		84 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011		Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (2,130,352)	$ (1,290,313)	$ (1,804,451)	$ (1,277,001)	$ (12,502,961)	[1]	$ (14,633,313)	[1]
Adjustments to reconcile net loss to net cash flows used by operating activities:
Loss from discontinued operations - Sports Apparel					(345,990)	[1]	(345,990)	[1]
Net loss attributable to noncontrolling interests in Omagine LLC	(24,262)	(1,644)	(20,156)		(20,156)	[1]	(44,418)	[1]
Depreciation and amortization	2,574	2,805	3,740	4,022	157,453	[1]	160,027	[1]
Impairment of Goodwill					5,079,919	[1]	5,079,919	[1]
Stock based compensation related to stock options	1,320,807	69,374	92,498	110,040	452,473	[1]	1,773,280	[1]
Issuance of Common Stock for Consulting fees	3,250	6,750	6,750		15,001	[1]	18,251	[1]
Issuance of Common Stock for 401K Plan contributions	76,250	72,500	72,500	72,500	270,000	[1]	346,250	[1]
Issuance of Common Stock for stockholder investor relations	15,000			47,500	47,500	[1]	62,500	[1]
Issuance of Common Stock to foreign consultants			299,710		299,710	[1]	299,710	[1]
Cancellation of Common Stock issued for consulting services					(10,951)	[1]	(10,951)	[1]
Issuance of Common Stock in satisfaction of the New SEDA commitment fees		300,000	300,000		450,000	[1]	450,000	[1]
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	7,032	350	(18,476)	95	(18,228)	[1]	(11,196)	[1]
Accounts receivable					86,665	[1]	86,665	[1]
Inventories					65,401	[1]	65,401	[1]
Other assets					(235)	[1]	(235)	[1]
Accounts payable	(240,198)	53,389	(16,800)	(52,629)	405,735	[1]	165,537	[1]
Customer deposits					(43,212)	[1]	(43,212)	[1]
Accrued expenses and other current liabilities	5,697	16,072	36,628	22,752	37,239	[1]	42,936	[1]
Accrued interest payable on convertible debentures	(4,694)	38,191	51,061	33,424	158,585	[1]	153,891	[1]
Accrued officers' payroll	119,250	177,501	259,501	230,299	945,635	[1]	1,064,885	[1]
Net cash flows used by operating activities	(849,646)	(555,025)	(737,495)	(808,998)	(4,470,417)	[1]	(5,320,063)	[1]
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(6,175)			(1,158)	(32,173)	[1]	(38,348)	[1]
Net cash flows used by investing activities	(6,175)			(1,158)	(32,173)	[1]	(38,348)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors	5,960	8,659	8,659	(1,948)	(30,883)	[1]	(24,923)	[1]
Proceeds from the issuance of Convertible Debentures				250,000	790,000	[1]	790,000	[1]
Proceeds from sale of Common Stock	90,000	500,000	660,000	554,500	2,781,100	[1]	2,871,100	[1]
Proceeds from exercise of common stock options and warrants					1,039,125	[1]	1,039,125	[1]
Purchase of Common Stock					(3)	[1]	(3)	[1]
Capital contributions from noncontrolling interests in Omagine LLC		156,000	156,000		156,000	[1]	156,000	[1]
Proceeds from the Rights Offering concluded March 30, 2012	731,639						731,639	[1]
Net cash flows provided by financing activities	827,599	664,659	824,659	802,552	4,735,339	[1]	5,562,938	[1]
NET INCREASE ( DECREASE) IN CASH	(28,222)	109,634	87,164	(7,604)	232,749	[1]	204,527	[1]
CASH BEGINNING OF PERIOD	235,381	148,217	148,217	155,821	2,632		2,632
CASH END OF PERIOD	207,159	257,851	235,381	148,217	235,381		207,159
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid	1,263	1,289	1,289	3,031	4,320	[1]	5,583	[1]
Interest paid	8,247				25,679	[1]	33,926	[1]
Acquisition of Journey of Light , Inc. through issuance of common stock and warrants:
Fair value of assets acquired					49,146	[1]	49,146	[1]
Goodwill acquired					5,079,919	[1]	5,079,919	[1]
Fair value of liabilities assumed					(243,782)	[1]	(243,782)	[1]
Acquisition of Journey of Light, Inc. through issuance of common stock and warrants					4,885,283	[1]	4,885,283	[1]
Issuance of convertible notes in satisfaction of accrued officer payroll							182,015	[1]
Issuance of Common Stock on conversion of Debentures and accrued interest					126,944	[1]	126,944	[1]
Issuance of Common Stock in payment of accounts payable					342,030	[1]	342,030	[1]
Preferred stock dividends paid in Common Stock					102,399	[1]	102,399	[1]
Issuance of Common Stock to two officers,pursuant to exercise of stock options granted, satisfied by the reduction of salaries payable to them		187,500	187,500		187,500	[1]	187,500	[1]
Issuance of Common Stock in satisfaction of salaries payable				100,000	100,000	[1]	100,000	[1]
Stock subscriptions from rights offering concluded March 30, 2012	1,267,540						1,267,540	[1]
Less stock subscriptions satisfied through reduction of debt:
Convertible notes payable and accrued interest	(276,643)						(276,643)	[1]
Accounts payable	(9,000)						(9,000)	[1]
Accrued officers' payroll	(227,434)						(227,434)	[1]
Due officers and directors	(22,824)						(22,824)	[1]
Total	(535,901)						(535,901)	[1]
Stock subscriptions satisfied through payment to Stock Transfer Agent agency account (collected by the Company on April 5, 2012)	$ 731,639						$ 731,639	[1]

[1]	As Restated - Note 10